LVIP American Income Allocation Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.39%
Asset Allocation Fund–14.17%
✧American Funds®– Capital Income Builder	461,637	$ 28,238,369
		28,238,369
Equity Funds–22.11%
✧American Funds®-
American Mutual Fund	239,544	10,199,798
Investment Company of America	264,313	10,033,297
✢American Funds Insurance Series®-
Growth Fund	247,028	17,825,556
Growth-Income Fund	126,994	5,997,938
		44,056,589
Fixed Income Funds–53.93%
✧American Funds®-
High-Income Trust	402,169	4,005,602
Intermediate Bond Fund of America	1,761,505	23,903,629
Mortgage Fund	783,485	7,975,874
✢American Funds Insurance Series®-
Bond Fund	5,258,139	59,679,874
U.S. Government/AAA-Rated Securities Fund	951,096	11,917,236
		107,482,215
Global Equity Fund–1.98%
✢American Funds Insurance Series®– Global Small Capitalization Fund	162,053	3,939,510
		3,939,510
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–2.98%
✢American Funds Insurance Series®– Global Bond Fund	489,584	$ 5,943,549
		5,943,549
International Equity Funds–5.09%
✧American Funds®– New World Fund	60,165	4,044,899
✢American Funds Insurance Series®– International Fund	315,256	6,097,050
		10,141,949
Money Market Fund–0.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	269,264	269,264
		269,264
Total Investment Companies (Cost $187,922,288)		200,071,445

TOTAL INVESTMENTS–100.39% (Cost $187,922,288)	200,071,445
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(769,783)
NET ASSETS APPLICABLE TO 17,336,269 SHARES OUTSTANDING–100.00%	$199,301,662

✧ Class R-6 shares.
✢ Class 1 shares.
See accompanying notes.
LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$200,071,445	$—	$—	$200,071,445
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Income Allocation Fund–2